ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Mar. 31, 2014
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.                                      ORGANIZATION AND PRINCIPAL ACTIVITIES

iKang Healthcare Group, Inc. (the “Company”), was incorporated on May 25, 2011 as a limited liability company in the Cayman Islands. The Company has no operations and has been created for the initial public offering (“IPO”) purpose. On March 1, 2014, the Company entered into a share swap agreement and became the ultimate holding company of iKang Guobin Healthcare Group, Inc. with the completion of the one to one share exchange to the existing shareholders of iKang Guobin Healthcare Group, Inc. for all shares of equivalent classes.

The Company, its subsidiaries, its variable interest entities (“VIEs”) and its VIEs’ subsidiaries (collectively the “Group”) are primarily engaged in providing medical examination, disease screening services, and other healthcare related services in the People’s Republic of China (the “PRC”).

As of March 31, 2014, details of the Group’s subsidiaries, VIEs and the VIEs’ subsidiaries were as follows:

			Percentage of
	Later date of		beneficial interest
	incorporation/	Place of	by iKang
Names	acquisition	incorporation	Healthcare Group, Inc.	Principal activities

Subsidiaries:
iKang Guobin Healthcare Group, Inc.(“iKang Guobin”)	December 24, 2003	BVI	100%	Holding company
ShanghaiMed iKang, Inc. (“Beijing iKang”)	February 27, 2004	PRC	100%	Sales of healthcare service
Shanghai iKang Co., Ltd. (“Shanghai iKang”)	December 27, 2004	PRC	100%	Sales of healthcare service
iKang Zhejiang, Inc. (“iKang Zhejiang BVI”)	April 5, 2006	BVI	73%	Holding company
iKang HealthManagement (Zhejiang) Co., Ltd. (“Zhejiang iKang”)	July 11, 2006	PRC	73%	Sales of healthcare service
Bayley & Jackson (China) Medical Services Limited (“Bayley & Jackson (Hong Kong)”)	October 10, 2006	Hong Kong	100%	Holding company
Beijing Bayley & Jackson Clinic Co., Ltd. (“iKang Beijing Ritan”)	October 10, 2006	PRC	100%	Medical examination & clinical
Yuanhua Healthcare Limited (HongKong) (“Yuanhua HK”)	July 31, 2013	BVI	100%	Holding company
MediFast (Hong Kong) Limited (“MediFast”)	March 16, 1995	Hong Kong	80%	Medical examination & clinical
Yuanhua Medical Consultancy Services (Shanghai) Co., Ltd. (“Yuanhua WFOE”)	July 31, 2013	PRC	100%	Sales of healthcare service

VIEs:
Shanghai iKang Guobin Holding Co., Ltd. (“iKang Holding”)	April 27, 2007	PRC	100%	Holding company
Hangzhou iKang Guobin Clinic, Co., Ltd. (“iKang Hangzhou Xixi”)	September 26, 2010	PRC	73%	Medical examination
Shanghai Yuanhua Information Technology Co., Ltd. (“Yuanhua Information”)	July 31, 2013	PRC	100%	Holding company
Jiandatong Health Technology (Beijing) Co., Ltd. (“Beijing Jiandatong”)	April 1, 2013	PRC	80%	Sales of healthcare service

VIEs’ subsidiaries:
iKang Guobin Healthcare Management Group Co., Ltd. (“iKang Online”)	September 13, 2004	PRC	100%	Sales of healthcare service
Beijing iKang Guobin Health Technology Co., Ltd. (“iKang Technology”)	February 3, 2005	PRC	100%	Sales of healthcare service
Shenzhen iKang Co., Ltd. (“Shenzhen iKang”)	July 12, 2006	PRC	100%	Sales of healthcare service
Shanghai Yalong Daoyi Services Co., Ltd. (“Yalong Daoyi”)	December 20, 2006	PRC	100%	Sales of healthcare service
Guangzhou iKang Guobin Health Checkup Co., Ltd. (“iKang Guangzhou Huanshi East/Tianhe”)	April 27, 2007	PRC	100%	Medical examination
Shanghai Guobin Medical Center Co., Ltd. (“iKang Shanghai Xikang Road”)	April 27, 2007	PRC	100%	Medical examination & clinical
Shanghai Wangzu Guobin Medical Center Co., Ltd. (“iKang Shanghai Gubei”)	April 27, 2007	PRC	70%	Medical examination
Shanghai iKang Guobin Mingmen Clinic Co., Ltd. (“iKang Shanghai Pudong Avenue”)	April 27, 2007	PRC	100%	Medical examination
Shenzhen iKang Guobin Hospital Management, Inc. (“Shenzhen Hospital Management”)	September 10, 2007	PRC	66%	Holding company
Shenzhen Puji Clinic Co., Inc. (“iKang Shenzhen Nanshan”)	September 10, 2007	PRC	66%	Medical examination
Beijing iKang Guobin Lidu Clinic, Co., Ltd. (“iKang Beijing Lidu”)	December 3, 2007	PRC	100%	Medical examination
Chengdu iKang Guobin Blue Coast Health Management Co., Ltd. (“Chengdu Blue Coast”)	December 7, 2007	PRC	100%	Relaxation and recreation
Nanjing Joycome Clinic, Co., Ltd (“iKang Nanjing Xinjiekou”)	January 10, 2008	PRC	100%	Medical examination
Shenzhen iKang Guobin Clinic Co., Ltd. (“iKang Shenzhen Luohu”)	March 25, 2008	PRC	100%	Medical examination

			Percentage of
	Later date of		beneficial interest
	incorporation/	Place of	by iKang Guobin
Names	acquisition	incorporation	Healthcare Group, Inc.	Principal activities

VIEs’ subsidiaries:
Beijing iKang Guobin Jianwai Clinic, Co., Ltd. (“iKang Beijing Jianguomen”)	September 9, 2008	PRC	100%	Medical examination
Beijing iKang Guobin Zhongguan Clinic, Co., Ltd. (“iKang Beijing Zhongguancun”)	September 19, 2008	PRC	100%	Medical examination
Beijing iKang Guobin Zhengqingyuan Clinic, Co., Ltd. (“iKang Beijing Kunming Lake”)	December 1, 2008	PRC	100%	Medical examination
Beijing iKang Guobin Jiuxianqiao Clinic, Co., Ltd. (“iKang Beijing Yansha East”)	December 1, 2008	PRC	100%	Medical examination
Shanghai iKang Guobin Renren Clinic, Co., Ltd. (“iKang Shanghai Yangpu”)	December 9, 2008	PRC	100%	Medical examination
Chengdu iKang Guobin Health Examination Hospital Co., Ltd. (“iKang Chengdu Waishuangnan”)	January 15, 2009	PRC	100%	Medical examination
Shanghai iKang Guobin Blue Cross Clinic, Co., Ltd. (“iKang Shanghai Lujiazui”)	January 28, 2010	PRC	100%	Medical examination
Shanghai Wenzhong Clinic, Co., Ltd. (“Shanghai Wenzhong”)	February 12, 2010	PRC	71%	Medical examination
Beijing iKang Guobin Clinic, Co., Ltd. (“iKang Beijing Xuanwumen”)	August 5, 2010	PRC	100%	Medical examination
Nanjing iKang Guobin Clinic Co., Ltd. (“iKang Nanjing Gulou”)	January 19, 2011	PRC	100%	Medical examination
Shenzhen Xinglin Clinic Co., Ltd. (“iKang Shenzhen Futian”)	January 25, 2011	PRC	100%	Medical examination
Fujian iKang Guobin Health Management Co., Ltd. (“Fujian iKang”)	April 1, 2011	PRC	71%	Sales of healthcare service
Fuzhou iKang Guobin General Clinic, Co., Ltd. (“iKang Fuzhou Gulou”)	November 14, 2011	PRC	71%	Medical examination
Beijing iKang Guobin Xinei Clinic, Co., Ltd. (“iKang Beijing Xinei”)	January 30, 2012	PRC	100%	Medical examination
Shanghai iKang Guobin Fukang Clinic, Co., Ltd. (“Yan’an West Road”)	January 18, 2012	PRC	100%	Medical examination
Shanghai Zhonghuan Yipin Clinic, Co., Ltd. (“iKang Shanghai Zhonghuan”)	January 21, 2012	PRC	100%	Medical examination
Shanghai Yipin Clinic, Co., Ltd. (“iKang Shanghai Jing’an”)	January 21, 2012	PRC	100%	Medical examination
Shanghai iKang Guobin Waizhitan Clinic, Co., Ltd. (“iKang Shanghai Yan’an East Road”)	May 29, 2012	PRC	100%	Medical examination
Shanghai Jianwei Clinic, Co., Ltd. (“iKang Shanghai Jianwei”)	August 17, 2012	PRC	100%	Medical examination
Hangzhou iKang Guobin Wenhui Clinic, Co., Ltd. (“iKang Hangzhou Wenhui”)	September 3, 2012	PRC	100%	Medical examination
Tianjin Heping Aibin Clinic, Co., Ltd. (“iKang Tianjin Heping”)	October 15, 2012	PRC	100%	Medical examination
Suzhou Aibin Clinic, Co., Ltd. (“iKang Suzhou”)	November 13, 2012	PRC	100%	Medical examination
Changchun iKang Guobin Jiachang General Clinic, Co., Ltd. (“iKang Changchun”)	November 5, 2012	PRC	100%	Medical examination
Chengdu Jinjiang iKang Guobin Hongzhaobi Health Examination General Clinic, Co., Ltd. (“iKang Chengdu Jinjiang”)	December 21, 2012	PRC	100%	Medical examination
Chongqing Aibin Clinic, Co., Ltd. (“iKang Chongqing”)	December 18, 2012	PRC	100%	Medical examination
Guangzhou Wokang Clinic (“iKang Guangzhou Wokang”)	December 3, 2012	PRC	100%	Medical examination
Shenzhen Kefa Clinic (“Shenzhen Kefa”)	March 26, 2013	PRC	100%	Medical examination
Shanghai iKang Jianwei Health Management Co., Ltd (“Shanghai Jianwei Management”)	September 6, 2013	PRC	65%	Sales of healthcare service
Shanghai Yuanhua Clinic Co., Ltd. (“Yuanhua Clinic”)	July 31, 2013	PRC	100%	Medical examination
Nanjing Aoyang TCM Clinic Co., Ltd., (“Nanjing Aoyang Clinic”)	September 1, 2013	PRC	100%	Medical examination
Nanjing Aoyang Shunkang Health Information Consultancy Co., Ltd. (“Nanjing Aoyang Shunkang”)	September 1, 2013	PRC	100%	Sales of healthcare service
Jiangyin iKang Guobin Clinic Co., Ltd. (“iKang Jiangyin”)	December 16, 2013	PRC	100%	Medical examination
Zhejiang Huzhou Ailikang Investment Management Co., Ltd. (“Zhejiang Ailikang”)	December 31, 2013	PRC	100%	Sales of healthcare service
Hangzhou Aibo Huagang Clinic Co. Ltd. (“Hangzhou Aibo”)	December 31, 2013	PRC	100%	Medical examination
Beijing iKang Jun’an Clinic Co., Ltd. (“iKang Beijing Jun’an”)	November 28, 2013	PRC	100%	Medical examination
Beijing iKang Guobin Yayun Clinic Co., Ltd. (“iKang Beijing Yayun”)	December 5, 2013	PRC	100%	Medical examination
Changzhou iKang Guobin Clinic Co., Ltd. (“iKang Changzhou”)	March 14, 2014	PRC	62.5%	Medical examination

The VIE arrangements

Before January 31, 2012, PRC regulations limited business entities with direct foreign ownership of more than 70% to provide certain healthcare services in the PRC. To comply with related PRC regulations, the Company conducted the majority of its businesses through Beijing iKang and Zhejiang iKang, subsidiaries of the Group, and iKang Holding, iKang Holding’s subsidiaries and iKang Hangzhou Xixi, which are VIE entities of the Company. Beijing iKang and Zhejiang iKang entered into a series of contractual arrangements with the VIE entities and their shareholders, and through those contractual arrangements, as described below, the Company obtained the control and the right to substantially all of economic benefits of the VIE entities.

In July 2013, iKang acquired 100% Yuanhua, including Yuanhua BVI, Yuanhua WFOE, a variable interest entity Yuanhua Information and Yuanhua Clinic, which provide medical examination related services in China. Yuanhua WFOE entered into a series of contractual arrangements with Yuanhua Information and Mr. Haiqing Hu and Mr. Lei Zhao through which Yuanhua WFOE gained effective control over the operation of Yuanhua Information and is able to receive substantially all the economic benefits of Yuanhua Information.

In December 2013, Beijing iKang entered into a series of contractual arrangements with Beijing Jiandatong and Mr. Haiqing Hu through which Beijing iKang gained effective control over the operation of Beijing Jiandatong and is able to receive substantially all the economic benefits of Beijing Jiandatong.

Starting from January 31, 2012, foreign-invested enterprises incorporated in the PRC are not expressly prohibited from providing healthcare services in the PRC; however, in order to operate under foreign-invested enterprise, the Group needs to reapply for the licenses or permits required for conducting such business from the Ministry of Health and Ministry of Commerce, because currently most licenses of the Group to conduct healthcare services are held by PRC entities. As of March 31, 2014, the Group has not yet applied for such licenses or permits.  Therefore the Group still operates through its VIE entities.

The VIE arrangements - continued

Beijing iKang, Zhejiang iKang and Yuanhua WFOE have entered into the following contractual arrangements with iKang Holding, iKang Hangzhou Xixi, Beijing Jiandatong, Yuanhua Information and the shareholders of iKang Holding , iKang Hangzhou Xixi, Beijing Jiandatong and Yuanhua Information that enable the Company to (1) have power to direct the activities that most significantly affects the economic performance of the VIE entities, and (2) receive the economic benefits of the VIE entities that could be significant to the VIE entities. Accordingly, the Company is considered the primary beneficiary of the VIE entities and has consolidated the VIE entities’ financial results of operations, assets and liabilities in the Company’s consolidated financial statements. In making the conclusion that the Company is the primary beneficiary of the VIE entities, the Company believes the Company’s rights under the terms of the Exclusive Equity Option agreement provide it with a substantive kick out right. More specifically, the Company believes the terms of the Exclusive Equity Option agreement are valid, binding and enforceable under PRC laws and regulations currently in effect. The Company also believes that the minimum amount of consideration permitted by the applicable PRC law to exercise the option does not represent a financial barrier or disincentive for the Company to currently exercise its rights under the exclusive equity option agreement. The Company’s rights under the Exclusive Equity Option agreement give the Company the power to control the shareholders of iKang Holding, iKang Hangzhou Xixi, Beijing Jiandatong and Yuanhua Information and thus the power to direct the activities that most significantly impact the VIE entities economic performance. In addition, the Company’s rights under the Power of Attorney also reinforce the Company’s abilities to direct the activities that most significantly impact the VIE entities’ economic performance. The Company also believes that this ability to exercise control ensures that the VIE entities will continue to execute and renew the Exclusive Service agreement and pay service fees to the Company. By charging service fees in whatever amounts the Company deems fit, and by ensuring that the Exclusive Service agreements are executed and renewed indefinitely, the Company has the rights to receive substantially all of the economic benefits from the VIE entities.

Agreements that provide the Company effective control over the VIE entities

(1)     Power of Attorney: Each registered shareholder of iKang Holding, iKang Hangzhou Xixi, Beijing Jiandatong and Yuanhua Information has executed a power of attorney agreement appointing Beijing iKang, Zhejiang iKang or Yuanhua WFOE to be the only and exclusive attorney, and irrevocably authorizing it to vote on each registered shareholder’s behalf on all of the matters concerning the VIE entities, that may require shareholders’ approval.  The term of the power of attorney is perpetual and the contract can be terminated at the discretion of the wholly foreign owned enterprises (“WFOEs”).

(2)     Exclusive Equity Option Agreement: Beijing iKang, Zhejiang iKang and Yuanhua WFOE have the exclusive right to purchase the equity interests of the VIE entities from the registered legal equity owners at the lowest consideration allowed by PRC regulations as far as PRC regulations permit a transfer of legal ownership to foreign ownership.  The term of the exclusive purchase right agreement is ten years and will be renewed on the expiration date by WFOEs and can be terminated at the discretion of the WFOEs.

(3)     Spousal Consent Under the Spousal Consent letters, the spouse of each married registered shareholder of iKang Holding and Beijing Jiandatong has signed a spousal consent letter, whereby the spouse agrees that (i) the equity interests of iKang Holding and Beijing Jiandatong owned by such shareholder will be disposed of only in accordance with the applicable Exclusive Equity Option Agreement, Equity Interest Pledge Agreement, and other related agreements executed by the shareholder, (ii) such equity interests do not constitute communal property with such shareholder and (iii) the spouse irrevocably and unconditionally waives all rights and benefits with respect to such equity interests, including the right to sue in any court and under all applicable laws.

Agreements that transfer economic benefits to the Company

(1)     Exclusive Services Agreement: Beijing iKang, Zhejiang iKang, Yuanhua WFOE and registered shareholders irrevocably agree that Beijing iKang, Zhejiang iKang and Yuanhua WFOE shall be the exclusive technology and consulting service provider to the VIE entities in return for a service fee as determined by Beijing iKang, Zhejiang iKang and Yuanhua WFOE up to the entire net profit of the VIE entities.  The terms of the services agreement are ten years, respectively, and this agreement will be automatically renewed on applicable expiration dates, and the agreement can be terminated at the discretion of the WFOEs.

(2)     Equity Interest Pledge Agreement: Shareholders of iKang Holding, iKang Hangzhou Xixi, Beijing Jiandatong and Yuanhua Information have pledged all of their equity interests in VIE entities with Beijing iKang, Zhejiang iKang and Yuanhua WFOE and Beijing iKang, Zhejiang iKang and Yuanhua WFOE are entitled to the rights to sell the pledged equity interests if the VIE entities or the shareholders default in their obligations.  The term of the pledge agreement is as long as service agreement; and it can be terminated when the service agreement is terminated.

Through these contractual agreements, the Company has the ability to effectively control the VIE entities and is also able to receive substantially all the economic benefits of the VIE entities.

Risk in relation to the VIE structure

The Company believes that WFOE’s contractual arrangements with the VIE entities are in compliance with PRC law and are legally enforceable.  The shareholders of iKang Holding are also shareholders of the Company and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements and if the shareholders of the VIE entities were to reduce their interest in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIE entities not to pay the service fees when required to do so.

The Company’s ability to control the VIE entities also depends on the power of attorney Beijing iKang, Zhejiang iKang and Yuanhua WFOE have to vote on all matters requiring shareholder approval in the VIE entities. As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the PRC government could:

•         revoke the Group’s business and operating licenses;

•         require the Group to discontinue or restrict operations;

•         restrict the Group’s right to collect revenues;

•         block the Group’s websites;

•         require the Group to restructure the operations in such a way as to compel the Group to establish a new enterprise, re-apply for the necessary licenses or relocate our businesses, staff and assets;

•         impose additional conditions or requirements with which the Group may not be able to comply; or

•         take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.

The imposition of any of these penalties may result in a material and adverse effect on the Group’s ability to conduct the Group’s business.  In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIE entities or the right to receive their economic benefits, the Group would no longer be able to consolidate the VIE entities.  The Group does not believe that any penalties imposed or actions taken by the PRC Government would result in the liquidation of the Company, Beijing iKang, Zhejiang iKang, Yuanhua WFOE or the VIE entities.

The shareholders of the VIEs and the Company are as the following:

(1)     iKang Holding’s shareholders are Mr. Ligang Zhang and Mr. Boquan He, each of whom holds 50% of the equity interest in iKang Holding.

(2)     iKang Hangzhou Xixi’s shareholders are iKang Holding and Yalong Daoyi, which hold 80% and 20% of the equity interest in iKang Hangzhou Xixi, respectively. Yalong Daoyi is wholly-owned by iKang Holding. Therefore, iKang Holding owns the 100% equity interest in iKang Hangzhou Xixi.

(3)     Beijing Jiandatong’s shareholders is Mr. Haiqing Hu, who holds 80% of the equity interest in Beijing Jiandatong.

(4)     Yuanhua Information’s shareholders are Mr. Haiqing Hu and Mr. Lei Zhao, who hold 80% and 20% of the equity interest in Yuanhua Information, respectively.

(5)     Mr. Ligang Zhang and Mr. Boquan He are shareholders of the Company, who held 25.6% and 14.8% voting interest of the Company as of March 31, 2014, respectively. They own the equity interests in iKang Holding and iKang Hangzhou Xixi. Other than Mr. Ligang Zhang and Mr. Boquan He, none of the Company’s shareholders owns equity interests in iKang Holding and iKang Hangzhou Xixi.

The two shareholders of iKang holding are directors and shareholders of the Company.  One of them is the Company’s CEO, and the managing director of the VIEs.  Therefore they have no current interest in seeking to act contrary to the contractual arrangements.  The interests of the VIE’s shareholders may differ from the interests of the Company as a whole.  The Company cannot assure that when conflicts of interest arise, the shareholders will act in the best interests of the Company or that conflicts of interests will be resolved in the Company’s favor.  Currently, the Company does not have existing arrangements to address potential conflicts of interest the shareholders of the VIE’s may encounter in their capacity as the beneficial owners and director of the VIE entities, on the one hand, and as beneficial owners and directors or officer of the Company, on the other hand.  The Company believes the shareholders of the VIE entities will not act contrary to any of the contractual arrangements and the exclusive equity option agreement provides the Company with a mechanism to remove the shareholders as the beneficial shareholders of the VIE should they act to the detriment of the Company.  The Company relies on the VIE’ shareholders, as directors and officer of the Company, to fulfill their fiduciary duties and abide by laws of the PRC and BVI and act in the best interest of the Company.  If the Company cannot resolve any conflicts of interest or disputes between the Company and the VIE’ shareholders, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

The following financial statements amounts and balances of the VIE entities were included in the accompanying consolidated financial statements as of and for the years ended March 31(after inter-company elimination):

	As of March 31,
	2013	2014

Cash and cash equivalents	$13,308	$11,326
Account receivable and other current assets	34,789	54,508
Total current assets	48,097	65,834
Property and equipment, net	31,511	60,325
Acquired intangible assets, net	4,475	14,070
Other noncurrent assets	7,069	38,466
Total non-current assets	43,055	112,861
Total assets	91,152	178,695
Deferred revenues	19,183	22,234
Account payable and other current liabilities	38,264	62,837
Total current liabilities	57,447	85,071
Total non-current liabilities	608	4,857
Total liabilities	$58,055	$89,928

	For the year ended March 31,
	2012	2013	2014

Net revenues	$80,563	$113,506	$170,226
Net income	$9,772	$11,728	$20,948

	For the year ended March 31,
	2012	2013	2014

Net cash provided by operating activities	$13,310	$14,978	$18,327
Net cash used in investing activities	(12,867)	(15,944)	(29,304)
Net cash (used in)/ provided by financing activities	$(2,043)	$3,824	$8,995

The VIE entities contributed an aggregate of 86.0%, 84.8% and 84.1% of the consolidated net revenues for the years ended March 31, 2012, 2013 and 2014, respectively. The Company’s operations not conducted through contractual arrangements with the VIE primarily consist of its high end health check services. As of the fiscal years ended March 31, 2013 and 2014, the VIE entities accounted for an aggregate of 55.1% and 71.4%, respectively, of the consolidated total assets, and 77.9% and 82.6%, respectively, of the consolidated total liabilities. The assets that were not associated with the VIE entities primarily consist of cash and cash equivalents, account receivable and prepaid expenses and other current assets.

There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests, that require the Company or its subsidiaries to provide financial support to the VIE entities. However, if the VIE entities ever needs financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIE entities through loans to the shareholders of the VIE or entrustment loans to the VIE entities. Relevant PRC laws and regulations restrict the VIE entities from transferring a portion of its net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 24 for disclosure of restricted net assets.